Fair Value Measurements Nonrecurring Measurements (Details) - USD ($) $ in Millions		3 Months Ended												9 Months Ended	12 Months Ended
		Dec. 31, 2016 [4]	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill							$ 1,098								$ 0		$ 1,098		$ 0
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down															341
Impairment of certain assets															457		145		52
Impairment of equity-method investments															430		1,359		0
Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill																	848
West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill																	250
Delaware Basin Gas Gathering System [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments															59		503
Appalachia Midstream Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments															294		562
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill														$ 0
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate							11.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate							13.00%
Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West G & P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill							$ 0
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	[1]										$ 17	$ 32	$ 46						32
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure			$ 18	[2]			13	[3]									13	[3]
Assets Held For Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[1]											1							1
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments, Fair Value Disclosure		$ 1,295			$ 1,294	[5]	$ 4,017	[6]	$ 1,203	[7]				$ 1,203 [7]	1,295	[4]	4,017	[6]
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West And Northeast G&P [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate					13.00%	[5]	10.80%	[6]
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West And Northeast G&P [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate					13.30%	[5]	14.40%	[6]
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments, Fair Value Disclosure							$ 58										58
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments, Fair Value Disclosure					$ 0
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Delaware Basin Gas Gathering System [Member] | West And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate	[7]								11.80%
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Appalachia Midstream Investments [Member] | West And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate		10.20%							8.80%	[7]
Canadian Operations [Member] | Assets Held For Sale [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | NGL And Petchem Services [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[8]		924
Impairment Of Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill							1,098
Impairment Of Certain Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets															457		145		52
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[9]														68		31		10
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets															389		114		$ 42
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[1]										$ 20	13	$ 17
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets			48	[2]			94	[3]
Impairment of Long-Lived Assets to be Disposed of	[1]											$ 12
Impairment Of Certain Assets [Member] | Canadian Operations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | NGL And Petchem Services [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[8]		$ 341
Impairment Of Equity-Method Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments															$ 430		$ 1,359
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments		$ 318			109	[5]	890	[6]	$ 461	[7]
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments							$ 8
Impairment Of Equity-Method Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments					$ 3

[1]	Relates to certain surplus equipment. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.
[2]	Relates to certain gathering assets within the Mid-Continent region. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market.
[3]	Relates to a gas processing plant, the completion of which is considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market
[4]	Relates to equity-method investments in Ranch Westex at West and multiple Appalachia Midstream Investments at Northeast G&P. The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these Appalachia Midstream Investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes, rates, and related capital spending. The discount rate utilized for the Appalachia Midstream Investments evaluation was 10.2 percent and reflected our cost of capital as impacted by market conditions and risks associated with the underlying businesses. In addition to utilizing an income approach, we also considered a market approach for certain Appalachia Midstream Investments and Ranch Westex based on an agreement reached in February 2017 to exchange our interests in DBJV and Ranch Westex for additional interests in certain Appalachia Midstream Investments and cash.
[5]	Relates to West’s equity-method investment in DBJV and Northeast G&P’s equity-method investment in Laurel Mountain. Our carrying values in these equity-method investments had been written down to fair value at December 31, 2015. Our first-quarter 2016 analysis reflected higher discount rates for both of these investments, along with lower natural gas prices for Laurel Mountain. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 13.0 percent to 13.3 percent and reflected increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[6]	Relates to equity-method investments in DBJV at West and Northeast G&P’s UEOM and Laurel Mountain investments, as well as certain of the Appalachia Midstream Investments. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth-quarter 2015 increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[7]	Relates to equity-method investments in DBJV at West and certain of the Appalachia Midstream Investments at Northeast G&P. The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the acquisition of ACMP. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for DBJV and certain of the Appalachia Midstream Investments, respectively, and reflected our cost of capital as impacted by market conditions, and risks associated with the underlying businesses.
[8]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. See Note 3 – Divestiture.
[9]	Reflects multiple individually insignificant impairments and write-downs of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be zero or an insignificant salvage value.